BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2026
BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS AND MATERIAL ACCOUNTING POLICIES:

The Company’s condensed consolidated interim financial statements for the six months ended June 30, 2026 (the "Condensed Consolidated Interim Financial Statements"), have been prepared in accordance with International Accounting Standard IAS 34, “Interim Financial Reporting”. These Condensed Consolidated Interim Financial Statements, that are unaudited, do not include all the information and disclosures that would otherwise be required in a complete set of annual financial statements and should be read in conjunction with the annual financial statements as of December 31, 2025, and their accompanying notes, which have been prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standards Board ("IASB"). The results of operations for the six months ended June 30, 2026, are not necessarily indicative of the results that may be expected for the entire fiscal year or for any other interim period.

 The accounting policies applied in the preparation of the Condensed Consolidated Interim Financial Statements are consistent with those applied in the preparation of the annual financial statements as of December 31, 2025.

IFRS 18, Presentation and Disclosure in Financial Statements

This standard replaces IAS 1, “Presentation of Financial Statements.” As part of the new disclosure requirements, companies will be required to present new defined subtotals in the statement of profit or loss, including operating profit and profit before financing and tax. In addition, items in the statement of profit or loss will be classified into defined categories: operating, investing, financing, income taxes and discontinued operations. The standard also includes a requirement to provide separate disclosure regarding the use of management-defined performance measures, as well as principles for the grouping and disaggregation of items in the financial statements and the notes thereto. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, with an option for early adoption. The standard requires retrospective application, including the presentation of comparative information. The Company has not early adopted this standard and is currently evaluating the potential impact of IFRS 18 on its condensed consolidated interim financial statements.

As of the date of approval of these condensed interim financial statements, there are no new standards or amendments to existing standards that are relevant to the Company that were not disclosed in the Company's annual financial statements as of December 31, 2025.